Other Financial Assets - Summary of Other Financial Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial arrangements, pledge and others [member]
Disclosure of financial assets [line items]
Financial instruments restricted for use	₩ 362,150	₩ 386,816
Available-for-sale financial assets [member]
Disclosure of financial assets [line items]
Available-for-sale securities, respectively, have been provided as collateral for borrowings, construction projects and others	₩ 122,285	₩ 182,862